Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (35,043,290)	$ (1,632,421)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	875,809	888,781
Amortization of intangible assets	2,958,500
Impairments on property and equipment	227,185	388,877
Amortization of right of use assets	2,390,991	22,436
Amortization of right of use assets, related-party		373,640
Impairment on goodwill	2,499,753
Change in derivative liability for authorized shares shortfall		171,343,164
Interest and amortization of debt discount	32,340,565	10,198,924
(Gain) loss on conversion of convertible notes payable	(2,625,378)	880
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash		(182,160,381)
Gain on settlement of non-convertible notes	(516,920)
Warrant expense for liquidated damages settlement	7,408,681
Gain on forgiveness of debt		(739,710)
Share-based compensation		166,855
Expenses paid directly by non-convertible noteholder on behalf of company		158,371
Changes in operating assets and liabilities:
Accounts receivable	(215,256)
Change in fair value of derivative liabilities	(14,264,476)	(300,885)
Inventories	191,356	(381,002)
Prepaid expenses	(12,838)	97,132
Security deposits	(3,306)	(2,437)
Accounts payable and accrued expenses	1,703,299	(609,683)
Accrued payroll and related expenses	1,738,665	137,415
Contract liabilities		25,000
Due to related party	194,916
Principal payments made on operating lease liabilities	(2,434,068)	(30,544)
Principal payments made on operating lease liabilities, related-party		(382,815)
Environmental remediation	(22,207)	(48,810)
Net cash used in operating activities	(2,609,173)	(2,487,213)
Cash flows from investing activities:
Purchases of property and equipment	(5,936,027)	(218,693)
Cash acquired in acquisition		141,027
Net cash used in investing activities	(5,936,027)	(77,666)
Cash flows from financing activities:
Proceeds from sale of Series X preferred shares		200,000
Proceeds from issuance of convertible notes payable		27,585,450
Repayments of convertible notes payable as part of settlements		(2,503,300)
Proceeds from issuance of non-convertible notes payable	2,725,000	1,465,053
Repayments of non-convertible notes payable	(220,000)	(5,629,455)
Repayments of notes	(221,500)
Proceeds from factoring advances	6,518,310	70,452
Repayments of factoring advances	(2,381,089)	(4,165,973)
Repayments of advances	(12,000)
Cash paid in cancelation of common shares and warrants		(26,000)
Redemption of Series X preferred shares for cash		(501,463)
Redemption of Series Y preferred shares for cash		(11,095,942)
Proceeds from advances from related parties		122,865
Net cash provided by financing activities	6,408,711	5,521,687
Net (decrease) increase in cash	(2,136,489)	2,956,808
Cash, beginning of year	2,958,293	1,485
Cash, end of year	821,804	2,958,293
Supplemental disclosures of cash flow information:
Cash paid during period for interest	216,763	362,865
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability to additional paid in capital due to resolution of authorized share shortfall	29,759,766
Deemed dividend for warrant repricing at uplisting	21,115,910
Deemed dividend for price protection trigger in Series Z Preferred at uplisting	7,237,572
Equipment purchased by issuance of non-convertible notes payable	3,930,745
Increase in right of use assets and operating lease liabilities	2,677,544	430,638
Factoring proceeds utilized for payoff of factoring liabilities	1,834,167
Land purchased with deed of trust notes	1,200,000
Advance for asset by issuance of notes payable	1,193,380
Deemed dividend for repricing of certain warrants for liquidated damages waiver	462,566
Common shares issued upon conversion of convertible notes and accrued interest	36,560,472	133,002
Common stock issued upon conversion of Series Z Preferred	725
Issuance of common shares previously to be issued	8	4
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash		153,155,575
Deemed dividend resulting from redemption of Series X shares		35,881,134
Amortization of discount on preferred stock		34,798,923
Common shares issued in business combination		18,414,000
Series Z preferred shares issued as part of settlement agreement		6,530,868
Nonconvertible notes rolled into convertible notes		5,800,000
Deemed dividend resulting from redemption of Series X shares		3,326,237
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants		1,314,678
Settlement paid directly by CEO on behalf of company		1,000,000
Series Z preferred shares issued as equity kicker for note payable		867,213
Expenses paid directly by non-convertible noteholder on behalf of company		158,371
Reclassify accrued interest to convertible notes payable		93,685
Common shares to be issued canceled for no consideration		3,013
Preferred Series C shares contributed back to the Company for no consideration		$ 1